Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Back River
Total			$ 5,830,000			$ 5,830,000
Gramalote
Total	$ 120,000		120,000		$ 3,980,000	4,220,000
Fekola
Total	193,430,000	$ 74,630,000	94,220,000	$ 145,530,000	770,000	508,580,000
Fekola Regional
Total	340,000		1,280,000			1,620,000
Otjikoto
Total	103,160,000	18,360,000	270,000		850,000	122,640,000
Masbate
Total	$ 34,210,000	$ 17,570,000	$ 640,000		$ 3,850,000	$ 56,270,000